Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own	[1]	¥ 25		¥ 85		$ 4
Produced contents monetized on its own	[1]	(253)	$ (36)	(68)	¥ (161)
Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]	5,383		3,466		$ 758
Long-term investments	[2]	580	82	256
Long-term investments	[2]	(815)	$ (115)	(3,025)
Fair Value, Inputs, Level 1 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]	43		99
Fair Value, Inputs, Level 2 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]			29
Fair Value, Inputs, Level 3 | Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own	[1]	25		85
Fair Value, Inputs, Level 3 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[2]	¥ 5,340		¥ 3,338

[1]	Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, iQIYI performed an assessment to determine whether the fair value was less than unamortized content costs. iQIYI uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. iQIYI considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. Impairment charges of RMB161 million, RMB68 million and RMB253 million (US$36 million) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023, respectively.
[2]	Due to declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statements of comprehensive income during the years ended December 31, 2022 and 2023. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value.